Segment Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Segment		Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)
Disclosure Of Operating Segments [Line Items]
Number of reportable segments | Segment	4
Equity-accounted investees	$ 519,255		$ 412,858	[1]
Share of profit (loss) of equity-accounted investees	$ (43,002)		32,913	[2]	$ 0
Liquor Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Liquor retail includes the sale of wines, beers and spirits through owned liquor stores.
Cannabis Retail | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Cannabis retail includes the private sale of adult-use cannabis through owned and franchise retail cannabis stores.
Cannabis Operations | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use and medical markets domestically and for export.
Investments | Operating segments [member]
Disclosure Of Operating Segments [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	Investments include the deployment of capital to investment opportunities.
Share of profit (loss) of equity-accounted investees	$ (43,002)	[3]	$ 32,913	[4]

[1]	Adjustment to provisional amounts — refer to note 5(b).
[2]	Adjustment to provisional amounts — refer to note 5(b).
[3]	Total assets include cash and cash equivalents.
[4]	Total assets include cash and cash equivalents.